UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09373

Oppenheimer Senior Floating Rate Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: July 31

Date of reporting period: 4/30/2017

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS April 30, 2017 Unaudited

	Principal Amount	Value
Corporate Loans—92.1%
Consumer Discretionary—32.6%
Auto Components—0.4%
FPC Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.25%, 11/19/19[1]	$29,522,881	$28,194,352
Tower Automotive Holdings USA LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.75%, 3/7/24[1]	34,705,448	34,676,538
		62,870,890

Automobiles—0.7%
Federal-Mogul Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche C, 4.75%, 4/15/21[1]	102,568,539	102,579,206

Distributors—4.6%
Albertsons LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B4, 3.993%, 8/25/21[1]	43,739,108	43,937,378
Tranche B6, 4.302%, 6/22/23[1]	35,309,961	35,505,931
Ascena Retail Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 8/21/22[1]	40,265,784	36,490,867
Bass Pro Group LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 4.239%, 6/5/20[1]	36,729,620	36,683,414
Tranche B, 6.147%, 12/15/23[1]	69,130,000	67,466,594
BJ’s Wholesale Club, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 2/3/24[1]	16,073,954	16,023,722
Burlington Coat Factory Warehouse Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B3, 3.75%, 8/13/21[1]	16,465,000	16,537,034
CWGS Group LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.736%-4.743%, 11/8/23[1]	24,039,344	24,237,669
Gymboree Corp. (The), Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.00%, 2/23/18[1,2]	113,842,849	52,747,149
Harbor Freight Tools USA, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.243%, 8/18/23[1]	37,843,795	37,833,275
JC Penney Corp., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.304%, 6/23/23[1]	43,116,125	43,075,423
Leslie’s Poolmart, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.774%, 8/16/23[1]	12,039,500	12,108,474
Men’s Wearhouse, Inc. (The), Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%-4.563%, 6/18/21[1]	7,082,357	6,816,769
Michaels Stores, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 3.75%, 1/30/23[1]	21,392,016	21,396,466
Moran Foods LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.00%, 12/5/23[1]	8,827,875	8,818,676
Nature’s Bounty Co. (The), Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.647%, 5/5/23[1]	22,583,400	22,710,432
Party City Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.03%-4.18%, 8/19/22[1]	45,857,874	45,870,164
Petco Animal Supplies, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 4.172%, 1/26/23[1]	55,508,287	50,581,926
PetSmart, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.02%, 3/11/22[1]	90,151,202	83,220,828

1 OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Distributors (Continued)
Pilot Travel Centers LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 2.993%, 5/25/23[1]	$16,857,750	$16,991,213
SUPERVALU, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.50%, 3/21/19[1]	11,135,108	11,234,143
		690,287,547

Diversified Consumer Services—1.8%
4L Technologies, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%-7.50%, 5/8/20[1]	42,598,698	41,267,489
Affinion Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.75%, 4/30/18[1]	62,720,491	62,714,909
IQOR US, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.148%, 4/1/21[1]	55,170,143	54,618,441
IQOR US, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.898%, 4/1/22[1]	13,775,000	12,535,250
Koosharem LLC, Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, 7.647%, 5/15/20[1]	21,204,264	19,719,966
Nord Anglia Education Finance, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.554%, 3/31/21[1]	75,044,351	75,231,962
		266,088,017

Hotels, Restaurants & Leisure—7.5%
Amaya Holdings BV, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.647%, 8/1/21[1]	31,285,393	31,368,487
AMC Entertainment Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 3.406%, 12/15/22[1]	4,475,000	4,511,359
Tranche B, 3.742%, 12/15/23[1]	14,513,625	14,635,177
American Casino & Entertainment Properties, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.25%, 7/7/22[1]	9,501,901	9,585,042
AMF Bowling Centers, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.00%, 9/19/23[1]	35,892,125	36,064,120
Boyd Gaming Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.445%, 9/15/23[1]	26,862,675	27,023,367
Caesars Entertainment Operating Co., Inc., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B5, 1.50%, 3/1/18[1,3]	7,817,790	8,931,825
Caesars Entertainment Operating Co., Inc., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, Tranche B, 3.553%, 4/3/24[1]	62,665,000	62,325,544
Caesars Entertainment Operating Co., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B4, 1.50%, 12/31/17[1,3]	10,714,579	13,473,583
Tranche B6, 1.50%, 3/1/18[1,3]	29,899,282	34,982,159
Tranche B7, 1.50%, 1/28/18[1,3]	13,002,637	15,941,233
Caesars Entertainment Resort Properties LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.00%, 10/11/20[1]	117,996,362	118,488,053
Caesars Growth Properties Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.25%, 5/8/21[1]	94,328,492	94,977,001
CEC Entertainment, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.00%, 2/12/21[1]	34,737,950	34,570,478
Cedar Fair LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.242%, 4/5/24[1]	4,475,000	4,512,760

2 OPPENHEIMER SENIOR FLOATING RATE FUND

	Principal Amount	Value
Hotels, Restaurants & Leisure (Continued)
CityCenter Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.494%, 4/18/24[1]	$22,385,000	$22,446,559
Corner Investment Propco LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 11.00%, 11/2/19[1]	11,904,118	12,112,440
Delta 2 Lux Sarl, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.568%, 2/1/24[1]	67,176,267	67,344,207
Eldorado Resorts, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 4.25%, 7/25/22[1]	22,204,352	22,232,107
Tranche B, 3.197%, 4/17/24[1]	44,920,000	44,976,150
ESH Hospitality, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.493%, 8/30/23[1]	10,718,138	10,780,346
Four Seasons Hotels Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.147%, 11/30/23[1]	10,623,375	10,759,960
Gateway Casinos & Entertainment Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.80%, 2/22/23[1]	10,405,000	10,557,829
Golden Nugget, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 11/21/19[1]	32,739,274	33,250,825
La Quinta Intermediate Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.908%, 4/14/21[1]	19,612,315	19,789,806
MGM Growth Properties Operating Partnership LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.156%, 4/25/23[1]	13,435,000	13,476,984
Penn National Gaming, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.50%, 1/19/24[1]	6,945,000	6,992,025
RHP Hotel Properties LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.406%, 4/18/24[1]	8,955,000	9,033,356
Scientific Games International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B3, 4.994%, 10/1/21[1]	44,004,978	44,692,556
SeaWorld Parks & Entertainment, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B5, 4.147%, 3/31/24[1]	9,731,863	9,737,945
Station Casinos LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.50%, 6/8/23[1]	59,719,990	60,079,087
Town Sports International LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 11/15/20[1]	30,083,278	26,172,452
Weight Watchers International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.00%-4.40%, 4/2/20[1]	202,635,468	192,579,683
		1,128,404,505

Household Durables—1.8%
Coty, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.483%, 10/27/22[1]	9,198,775	9,256,267
HLF Financing Sarl, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.493%, 2/15/23[1]	30,890,000	30,864,269
Prestige Brands, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B4, 3.743%, 1/26/24[1]	21,152,081	21,354,782
Revlon Consumer Products Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.482%-4.493%, 9/7/23[1]	60,031,450	60,252,546
Serta Simmons Bedding LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.538%, 11/8/23[1]	89,784,975	90,189,007

3 OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Household Durables (Continued)
Tumi Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.243%, 8/1/23[1]	$34,095,333	$34,393,667
Wilton Brands LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 8.50%, 8/30/18[1]	23,632,582	23,199,326
		269,509,864

Media—15.2%
Altice Financing SA, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.908%, 7/28/25[1]	36,740,000	36,755,321
Altice US Finance I Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 3.161%, 1/15/25[1]	8,254,313	8,256,376
Tranche B, 3.359%, 7/28/25[1]	22,715,000	22,720,679
Camelot Finance LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 10/3/23[1]	26,213,275	26,360,725
CBS Radio, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.803%, 3/2/24[1]	16,130,000	16,261,056
Charter Communications Operating LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche E, 3.00%, 7/1/20[1]	8,931,801	8,978,853
Tranche F, 3.00%, 1/3/21[1]	8,931,801	8,978,550
Tranche H, 3.00%, 1/15/22[1]	12,601,357	12,665,233
Tranche I, 3.243%, 1/15/24[1]	13,312,764	13,395,969
Checkout Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 4/9/21[1]	64,208,408	59,071,736
Clear Channel Communications, Inc., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche D, 7.743%, 1/30/19[1]	316,074,541	271,429,012
Clear Channel Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche E, 8.493%, 7/30/19[1]	49,202,030	42,252,243
CSC Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.244%-5.25%, 7/15/25[1]	14,658,238	14,668,542
Deluxe Entertainment Services, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.672%, 2/28/20[1]	47,488,346	47,518,026
DigitalGlobe, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.743%, 1/15/24[1]	27,117,038	27,263,931
Getty Images, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 10/18/19[1]	18,763,885	16,660,773
Gray Television, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.483%, 2/7/24[1]	28,140,688	28,429,130
Harland Clarke Holdings Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B5, 7.147%, 12/31/21[1]	31,258,612	31,519,091
Tranche B6, 6.647%, 2/9/22[1]	29,179,067	29,277,547
Intelsat Jackson Holdings SA, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 3.887%, 6/30/19[1]	35,016,201	34,658,755
ION Media Networks, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 12/18/20[1]	50,279,342	50,844,984
Legendary Pictures, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.147%, 4/22/20[1]	59,350,000	59,424,188
Liberty Cablevision of Puerto Rico LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.658%, 1/7/22[1]	59,615,000	59,689,519
Lions Gate Entertainment Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.982%, 12/8/23[1]	47,752,000	48,080,056

4 OPPENHEIMER SENIOR FLOATING RATE FUND

	Principal Amount	Value
Media (Continued)
Mediacom Illinois LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche K, 3.20%, 2/15/24[1]	$12,170,000	$12,251,137
MediArena Acquisition BV, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.898%, 8/13/21[1]	45,402,673	40,380,002
Mergermarket USA, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%-4.647%, 2/4/21[1]	17,936,991	17,959,412
MH Sub I LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 7/8/21[1]	46,303,999	46,795,979
Mission Broadcasting, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.994%, 1/17/24[1]	10,566,545	10,650,750
NEP/NCP Holdco, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 1/22/20[1]	55,333,526	55,529,517
Nexstar Broadcasting, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.994%, 1/17/24[1]	108,990,273	109,858,816
Outfront Media Capital LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.244%, 3/18/24[1]	10,935,000	11,029,544
Radiate Holdco LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.993%, 2/1/24[1]	66,380,000	66,723,782
Rovi Solutions Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.50%, 7/2/21[1]	20,890,350	20,996,974
Sable International Finance Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 5.743%, 12/30/22[1]	22,130,000	22,309,806
Salem Communications Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 3/13/20[1]	17,475,606	17,191,628
SFR Group SA, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 3.944%, 7/31/25[1]	19,530,000	19,483,206
Tranche B10, 4.422%, 1/14/25[1]	54,215,560	54,317,214
Sinclair Television Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 3.25%, 1/3/24[1]	68,202,108	68,450,500
Technicolor SA, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.898%, 12/31/23[1]	20,610,000	20,692,440
Telenet Financing USD LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche AF, 3.966%, 1/31/25[1]	44,275,000	44,537,905
Tranche AI, 3.651%, 3/31/25[1]	44,275,000	44,446,566
Telesat Canada, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.15%, 11/17/23[1]	28,852,688	29,129,183
Tribune Media Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.993%, 1/26/24[1]	57,731,880	58,300,192
Univision Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche C5, 3.75%, 3/15/24[1]	89,028,984	88,515,821
UPC Financing Partnership, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche AP, 3.744%, 4/15/25[1]	65,730,000	66,050,434
Virgin Media Bristol LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche I, 3.744%, 1/31/25[1]	63,885,000	64,196,439
WaveDivision Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.93%, 10/15/19[1]	50,608,261	50,905,584
WideOpenWest Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.554%, 8/18/23[1]	105,410,300	106,227,230
William Morris Endeavor Entertainment LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.25%, 5/6/21[1]	46,423,818	46,725,340

5 OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Media (Continued)
WMG Acquisition Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.75%, 11/1/23[1]	$40,822,000	$41,035,662
Ziggo Secured Finance Partnership, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche E, 3.494%, 4/15/25[1]	69,295,000	69,406,357
		2,279,257,715

Multiline Retail—0.3%
Neiman Marcus Group Ltd. LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.25%, 10/25/20[1]	56,830,244	45,485,507

Specialty Retail—0.3%
Key Safety Systems, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.68%, 8/29/21[1]	35,435,574	35,804,707

Consumer Staples—2.3%
Beverages—2.0%
Dole Food Co., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.00%-4.15%, 4/6/24[1]	53,750,000	54,028,371
Hearthside Group Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.00%, 6/2/21[1]	8,428,333	8,496,814
Hostess Brands LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.00%, 8/3/22[1]	35,434,048	35,797,247
Jacobs Douwe Egberts International BV, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.406%, 7/2/22[1]	13,440,000	13,507,200
KFC Holding Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 2.994%, 6/16/23[1]	29,433,378	29,629,611
Landry’s, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.733%-4.039%, 10/4/23[1]	69,178,248	69,388,273
Nomad Foods Europe Midco Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.906%, 4/20/24[1]	22,395,000	22,511,633
NPC International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.656%, 4/3/24[1]	8,610,000	8,704,176
Pinnacle Foods Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 2.983%, 2/2/24[1]	58,294,468	58,727,304
		300,790,629

Food & Staples Retailing—0.2%
Rite Aid Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, Tranche 1, 5.75%, 8/21/20[1]	36,423,334	36,610,003

Food Products—0.1%
CSM Bakery Supplies, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.15%, 7/3/20[1]	12,089,594	11,313,841

Energy—4.1%
Energy Equipment & Services—3.8%
AFGlobal Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.00%, 12/19/19[1,2]	7,960,481	5,134,510
American Energy-Marcellus LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.284%, 8/4/20[1]	45,574,302	32,243,818

6 OPPENHEIMER SENIOR FLOATING RATE FUND

	Principal Amount	Value
Energy Equipment & Services (Continued)
California Resources Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 11.375%, 12/31/21[1]	$15,525,000	$17,038,688
Chesapeake Energy Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 8.553%, 8/23/21[1]	23,970,000	25,937,530
Drillships Financing Holding, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 6.063%, 3/31/21[1,2]	59,020,698	44,732,790
Drillships Ocean Ventures, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.563%, 7/25/21[1,2]	31,505,187	29,368,757
Eastern Power LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.00%, 10/2/23[1]	82,452,297	83,070,689
Energy Transfer Equity LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.733%, 2/2/24[1]	79,778,000	80,005,926
ExGen Texas Power LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.897%, 9/18/21[1]	50,230,303	27,375,515
Fieldwood Energy LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 3.875%, 10/1/18[1]	19,528,658	19,113,674
Tranche B, 8.00%, 8/31/20[1]	6,364,000	6,252,630
Floatel International Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.147%, 6/27/20[1]	10,922,791	9,120,530
Gulf Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.25%, 8/25/23[1]	28,894,800	28,930,918
HGIM Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%-5.637%, 6/18/20[1]	33,029,937	21,359,370
Larchmont Resources LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche A, 10.00%, 8/7/20[1,4]	6,525,838	6,460,580
Limetree Bay Terminals LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.04%, 2/15/24[1]	30,605,000	31,064,075
MEG Energy Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.68%, 12/31/23[1]	22,437,563	22,498,907
Pacific Drilling SA, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.625%, 6/3/18[1]	7,127,685	3,385,651
Seadrill Operating LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.147%, 2/21/21[1]	58,195,494	39,281,959
Sheridan Production Partners II-A LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.56%, 12/16/20[1]	2,608,369	2,161,686
Sheridan Production Partners II-M LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.44%-4.56%, 12/16/20[1]	970,647	804,424
Ultra Resources, Inc., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, 4.00%, 4/12/24[1]	26,940,000	26,729,545
Veresen Midstream LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 3/31/22[1]	5,026,091	5,071,642
		567,143,814

Oil, Gas & Consumable Fuels—0.3%
Sheridan Investment Partners II LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.56%, 12/16/20[1]	18,709,704	15,505,668
Southcross Energy Partners LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.397%, 8/4/21[1]	32,638,963	28,946,680
		44,452,348

7 OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Financials—3.1%
Capital Markets—0.6%
Aretec Group, Inc., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, 8.00%, 11/23/20[1]	$15,645,570	$15,802,025
Aretec Group, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 5.398%-6.27%, 5/23/21[1,4]	78,471,473	74,940,257
		90,742,282

Commercial Banks—2.2%
Alliant Holdings Intermediate LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.417%, 8/12/22[1]	13,373,779	13,455,025
AmWINS Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.75%, 1/25/24[1]	17,870,213	17,894,409
Blucora, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.90%, 4/19/24[1]	17,370,000	17,456,850
Capital Automotive LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.00%, 3/25/24[1]	13,475,000	13,604,131
Fly Funding II Sarl, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.79%, 2/9/22[1]	19,905,120	19,942,442
HUB International Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.00%, 10/2/20[1]	24,934,850	25,126,399
Hyperion Insurance Group Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 4/29/22[1]	32,237,026	32,430,448
iStar, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 7/1/20[1]	38,409,583	38,985,727
NFP Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.647%, 1/8/24[1]	52,139,325	52,647,683
Uniti Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.00%, 10/24/22[1]	62,513,325	62,645,853
USI, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.402%, 4/5/24[1]	35,820,000	35,696,887
		329,885,854

Consumer Finance—0.3%
PGX Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.25%, 9/29/20[1]	31,712,988	31,822,018
PGX Holdings, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10.00%, 9/29/21[1]	13,182,813	12,985,070
		44,807,088

Health Care—5.7%
Health Care Equipment & Supplies—5.3%
21st Century Oncology, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.275%, 4/30/22[1]	10,254,569	9,331,658
Air Medical Group Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 4/28/22[1]	11,509,715	11,488,134
Akorn, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 4/16/21[1]	24,251,001	24,583,846
Alliance Healthcare Services, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%-4.405%, 6/3/19[1]	34,249,022	34,270,427

8 OPPENHEIMER SENIOR FLOATING RATE FUND

	Principal Amount	Value
Health Care Equipment & Supplies (Continued)
Ardent Legacy Acquisitions, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.647%, 8/4/21[1]	$13,111,553	$13,185,306
ASP AMC Merger Sub, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.65%, 4/12/24[1]	47,859,098	47,869,053
CareCore National LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 3/5/21[1]	9,341,183	9,411,242
Carestream Health, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.147%, 6/7/19[1]	19,387,021	19,271,920
Change Healthcare Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.75%, 3/1/24[1]	109,305,000	109,744,188
CHS/Community Health Systems, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche G, 3.75%, 12/31/19[1]	17,184,891	17,140,399
Tranche H, 4.00%, 1/27/21[1]	57,366,200	57,067,436
DJO Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 6/8/20[1]	48,323,166	47,286,248
Genoa a QoL Healthcare Co. LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.897%, 10/30/23[1]	13,342,950	13,429,679
Grifols Worldwide Operations USA, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.195%, 1/31/25[1]	69,900,000	70,205,952
HCA, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B8, 3.243%, 2/15/24[1]	17,495,000	17,682,441
Kinetic Concepts, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.397%, 2/2/24[1]	49,005,000	49,153,044
LifeCare Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, Tranche A, 6.50%, 11/30/18[1]	37,769,005	32,481,345
MPH Acquisition Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.897%, 6/7/23[1]	33,919,655	34,400,195
National Mentor Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.397%, 1/31/21[1]	35,157,728	35,322,548
New Trident Holdcorp, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.00%, 7/31/19[1]	26,584,865	23,328,219
Opal Acquisition, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.147%-5.148%, 11/27/20[1]	34,108,207	32,274,891
Ortho-Clinical Diagnostics, Inc., Sr. Sec Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 6/30/21[1]	14,851,991	14,798,821
Pharmaceutical Product Development LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche D, 4.25%-4.397%, 8/18/22[1]	24,314,129	24,478,250
Quorum Health Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.75%, 4/29/22[1]	21,736	21,716
Select Medical Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.53%-4.65%, 3/6/24[1]	13,130,000	13,274,863
Team Health Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.75%, 2/6/24[1]	34,940,000	34,795,873
		796,297,694

Health Care Providers & Services—0.4%
Kindred Healthcare, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.688%, 4/9/21[1]	58,914,630	59,071,107

9 OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Industrials—16.3%
Aerospace & Defense—0.1%
Doncasters US Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.647%, 4/9/20[1]	$23,779,890	$23,324,101

Commercial Services & Supplies—8.1%
Access CIG LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.057%, 10/18/21[1]	16,804,876	16,909,906
Allied Universal Holdco LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.79%, 7/28/22[1]	40,041,686	40,241,894
Asurion LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B2, 4.243%, 7/8/20[1]	33,778,244	34,073,804
Tranche B4, 4.25%, 8/4/22[1]	67,482,785	68,031,083
Tranche B5, 4.156%-4.75%, 11/3/23[1]	30,658,100	30,837,114
AVSC Holding Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.658%, 4/21/24[1]	37,620,000	37,620,000
Casmar Australia Pty Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%-5.677%, 12/8/23[1]	18,952,500	19,284,169
Ceridian HCM Holdings, Inc., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%-4.647%, 9/15/20[1]	27,307,124	27,267,310
CEVA Group plc, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.672%, 3/19/21[1]	10,429,319	9,185,623
CEVA Group plc, Sr. Sec. Credit Facilities Letter of Credit 1st Lien Term Loan, 6.50%-6.672%, 3/19/21[1]	20,966,157	18,465,942
Compass Group Diversified Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.897%, 6/4/21[1]	22,425,513	22,677,800
Cotiviti Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.402%, 9/28/23[1]	39,771,000	39,920,141
Crossmark Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.647%, 12/20/19[1]	29,393,405	22,192,021
Crossmark Holdings, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.75%, 12/21/20[1]	9,500,000	6,127,500
Engility Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B1, 4.243%, 8/12/20[1]	10,032,000	10,095,954
Tranche B2, 4.75%, 8/14/23[1]	26,470,515	26,646,994
First Advantage, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.397%, 6/30/22[1]	31,615,577	27,979,786
First American Payment Systems LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.75%, 1/5/24[1]	15,812,500	15,852,031
Garda World Security Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.00%, 11/6/20[1]	45,084,567	45,187,901
IG Investments Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.147%, 10/31/21[1]	68,729,732	69,331,117
Inmar, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.647%, 1/27/21[1]	35,829,960	35,835,550
iPayment, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.402%, 4/5/23[1]	23,280,000	23,425,500
KUEHG Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.655%, 8/13/22[1]	37,615,000	37,897,112

10 OPPENHEIMER SENIOR FLOATING RATE FUND

	Principal Amount	Value
Commercial Services & Supplies (Continued)
Laureate Education, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.408%, 4/20/24[1]	$51,560,000	$51,624,450
Livingston International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 5.50%, 4/18/19[1]	27,179,214	26,890,435
Livingston International, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.50%, 4/17/20[1]	11,700,330	11,071,438
LS Deco LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.662%, 5/21/22[1]	24,706,694	24,984,644
Monitronics International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 6.647%, 9/30/22[1]	48,477,650	49,280,585
Novitex Acquisition LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 8.068%, 7/7/20[1]	26,128,575	26,128,575
OPE Inmar Acquisition, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.90%, 4/21/24[1]	50,790,000	50,837,641
Prime Security Services Borrower LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.25%, 5/2/22[1]	34,542,811	34,934,492
Sabre GLBL, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.743%, 2/22/24[1]	64,161,604	64,843,321
SourceHOV LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.897%, 10/31/19[1]	15,166,556	14,717,884
Synagro Infrastructure Co., Inc., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, 6.397%, 8/22/20[1]	13,134,302	12,182,065
TKC Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.75%, 2/1/23[1]	15,645,000	15,808,787
Trans Union LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 3.493%, 4/9/23[1]	9,617,060	9,714,433
Travelport Finance Luxembourg Sarl, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.289%, 9/2/21[1]	27,496,055	27,736,646
XPO Logistics, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.405%, 11/1/21[1]	111,312,000	111,910,302
		1,217,751,950

Electrical Equipment—0.1%
Applied Systems, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.397%, 1/25/21[1]	12,610,660	12,711,810

Industrial Conglomerates—2.5%
Apex Tool Group LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 1/31/20[1]	7,450,790	7,339,029
Boyd Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.397%, 4/15/22[1]	19,209,589	19,185,577
CPI Acquisition, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.834%, 8/17/22[1]	16,465,871	15,498,501
Dayco Products LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.304%, 12/12/19[1]	38,929,171	39,075,155
Doosan Bobcat, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 5/28/21[1]	17,523,458	17,753,453
Dynacast International LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.397%, 1/28/22[1]	11,387	11,415

11 OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Industrial Conglomerates (Continued)
Gates Global LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.408%, 4/1/24[1]	$36,192,519	$36,427,192
Generac Power Systems, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.898%, 5/31/23[1]	17,257,000	17,397,213
Harsco Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.00%, 11/2/23[1]	12,763,013	13,042,203
Hillman Group, Inc. (The), Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.65%, 6/30/21[1]	23,218,560	23,407,211
Milacron LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.993%, 9/28/23[1]	16,533,563	16,636,897
RBS Global, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.75%-3.903%, 8/21/23[1]	30,530,089	30,691,227
Terex Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.54%, 1/31/24[1]	9,250,000	9,305,889
TransDigm, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche F, 3.993%, 6/9/23[1]	46,137,849	46,123,454
Vertiv Intermediate Holding II Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.00%-5.039%, 11/30/23[1]	44,638,728	44,987,491
Wencor Group, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.647%, 6/19/21[1]	13,398,890	13,055,543
WP CPP Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.672%, 12/28/19[1]	27,432,935	25,604,064
		375,541,514

Machinery—0.1%
International Equipment Solutions LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.25%, 8/16/19[1]	10,731,057	10,248,160

Road & Rail—3.8%
Air Canada, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.90%, 10/6/23[1]	11,750,000	11,843,025
American Airlines, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 3.49%, 10/10/21[1]	12,655,859	12,696,205
Tranche B, 3.493%, 4/28/23[1]	16,132,050	16,186,947
Tranche B, 3.494%, 12/14/23[1]	42,595,000	42,701,488
Arctic LNG Carriers Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.408%, 4/20/23[1]	26,870,000	26,836,413
Avolon TLB Borrower 1 US LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.743%, 3/21/22[1]	140,770,000	142,479,370
CH Hold Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.00%, 2/1/24[1]	18,073,926	18,217,018
CH Hold Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Delayed Draw, Tranche B, 0.50%, 2/1/24[1]	1,807,393	1,821,698
Commercial Barge Line Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 9.75%, 11/12/20[1]	42,311,389	38,609,143
Delos Finance Sarl, Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.397%, 10/6/23[1]	8,910,000	9,002,815
Fly Funding II Sarl, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.408%, 2/9/23[1]	2,968,000	2,975,880

12 OPPENHEIMER SENIOR FLOATING RATE FUND

	Principal Amount	Value
Road & Rail (Continued)
Kenan Advantage Group, Inc. (The), Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B1, 4.00%, 7/29/22[1]	$12,513,745	$12,535,644
Tranche B2, 4.00%, 7/29/22[1]	626,269	627,365
United Airlines, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.422%, 4/1/24[1]	20,970,000	21,058,472
Western Express, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.304%, 2/23/22[1]	167,344,000	168,364,798
YRC Worldwide, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 8.50%, 2/13/19[1]	52,167,660	51,346,019
		577,302,300

Trading Companies & Distributors—0.2%
Orchard Acquisition Co. LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.125%, 2/8/19[1]	51,662,130	24,281,201

Transportation Infrastructure—1.4%
American Axle & Manufacturing, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.24%, 4/6/24[1]	38,340,000	38,229,772
Cooper-Standard Automotive, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.406%, 11/2/23[1]	14,665,069	14,722,336
Navistar, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.00%, 8/7/20[1]	70,360,000	71,356,790
TI Group Automotive Systems LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.743%, 6/30/22[1]	69,334,150	69,854,156
Visteon Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.274%-3.407%, 3/24/24[1]	15,020,999	15,124,269
		209,287,323

Information Technology—11.6%
Communications Equipment—0.3%
Birch Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 8.40%, 7/17/20[1]	54,945,908	44,506,186

Electronic Equipment, Instruments, & Components—0.2%
Aricent Technologies, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.50%, 4/14/21[1]	32,892,059	32,984,584

Internet Software & Services—10.6%
Abacus Innovations Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.25%, 8/16/23[1]	6,563,550	6,637,390
Almonde, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.658%, 4/27/24[1]	62,700,000	63,209,751
Aptean, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.04%, 12/20/22[1]	23,065,000	23,449,424
Avaya, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B7, 6.417%, 5/29/20[1,2]	187,321,064	156,881,391
Avaya, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Debtor in Possession, 8.50%, 1/24/18[1]	31,555,000	32,472,083

13 OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Internet Software & Services (Continued)
Blackboard, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B4, 6.158%, 6/30/21[1]	$43,767,770	$43,942,841
BMC Software Finance, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.00%, 9/10/22[1]	35,612,598	35,841,943
Cavium, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.238%, 8/16/22[1]	16,845,621	16,982,492
Colorado Buyer, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.064%, 3/14/24[1]	32,907,000	33,186,545
Compuware Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 5.25%, 12/15/21[1]	29,353,546	29,500,313
Cypress Semiconductor Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.74%, 7/5/21[1]	38,040,962	38,492,698
Dell International LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.50%, 9/7/23[1]	113,873,391	114,484,549
Epicor Software Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.75%, 6/1/22[1]	22,559,769	22,587,969
First Data Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 3.988%, 3/24/21[1]	44,291,132	44,405,802
Tranche B, 3.988%, 7/8/22[1]	27,465,773	27,643,147
Tranche B, 3.658%, 4/20/24[1]	8,960,000	8,975,555
Genesys Telecommunications Laboratories, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.158%, 12/1/23[1]	18,464,957	18,688,069
Go Daddy Operating Co. LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.493%, 2/15/24[1]	45,466,118	45,670,716
Infor US, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.897%, 2/1/22[1]	67,074,419	67,080,389
Informatica Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.647%, 8/5/22[1]	43,464,061	43,378,697
Internap Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.99%, 3/29/22[1]	18,140,000	18,412,100
Ivanti Software, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 1/20/24[1]	19,075,000	19,204,157
MA FinanceCo LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 3.90%, 4/18/24[1]	11,904,598	11,964,121
Tranche B2, 3.65%, 11/20/21[1]	26,875,000	27,009,375
MaxLinear, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.906%, 4/12/24[1]	15,425,000	15,453,922
Micron Technology, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.50%, 4/26/22[1]	4,475,000	4,525,344
Microsemi Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.241%, 1/15/23[1]	14,723,984	14,812,946
ON Semiconductor Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.243%, 3/31/23[1]	12,264,915	12,345,827
Polycom, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.25%, 9/27/23[1]	18,559,396	18,721,791
Premiere Global Services, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.534%, 12/8/21[1]	11,405,260	11,410,016
Quest Software US Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.00%, 10/31/22[1]	28,273,576	28,722,928

14 OPPENHEIMER SENIOR FLOATING RATE FUND

	Principal Amount	Value
Internet Software & Services (Continued)
Riverbed Technology, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 4/25/22[1]	$ 51,644,007	$51,627,894
Science Applications International Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.563%, 5/4/22[1]	17,120,000	17,256,429
Seattle SpinCo, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.90%, 4/18/24[1]	80,394,688	80,796,661
SolarWinds Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 2/3/23[1]	19,830,300	19,953,010
Solera LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 3/3/23[1]	11,166,801	11,257,565
Sophia LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.397%, 9/30/22[1]	10,613,130	10,618,818
Synchronoss Technologies, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.082%, 1/19/24[1]	53,367,000	50,387,360
Tempo Acquisition LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.15%, 4/19/24[1]	67,177,000	67,344,942
Tessera Holding Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.243%, 12/1/23[1]	38,473,575	38,962,497
TIBCO Software, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.50%, 12/4/20[1]	44,451,690	44,988,800
TTM Technologies, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 5/31/21[1]	19,562,739	19,929,540
Uber Technologies, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.00%, 7/13/23[1]	7,860,500	7,871,308
Veritas US, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 6.772%, 1/27/23[1]	56,497,136	56,292,334
Western Digital Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.743%, 4/29/23[1]	52,489,024	52,653,052
Zebra Technologies Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.60%, 10/27/21[1]	11,703,981	11,832,034
		1,597,866,535

Office Electronics—0.2%
BMC Foreign Holding Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.147%, 9/10/20[1]	24,381,012	24,563,870

Software—0.3%
Securus Technologies Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 4.75%, 4/30/20[1]	35,459,540	35,526,027
Tranche B2, 5.397%, 4/30/20[1]	6,231,819	6,231,818
		41,757,845

Materials—8.3%
Chemicals—2.7%
Alpha 3 BV, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 4.147%, 1/31/24[1]	13,915,000	14,015,021
Avantor Performance Materials Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.00%, 3/11/24[1]	14,446,988	14,636,604
CeramTec Acquisition Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 3.804%, 8/30/20[1]	2,209,497	2,232,973

15 OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Chemicals (Continued)
CeramTec Service GmbH, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B1, 3.804%, 8/30/20[1]	$18,919,625	$19,120,646
Tranche B3, 3.804%, 8/30/20[1]	5,710,854	5,771,531
ColourOZ Investment 2 LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 4.153%, 9/7/21[1]	10,211,422	10,211,422
Tranche C, 4.153%, 9/7/21[1]	1,688,067	1,688,067
Emerald Performance Materials LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 7/30/21[1]	27,891,257	28,128,333
Ferro Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.536%, 2/14/24[1]	13,115,000	13,229,756
Huntsman International LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.993%, 4/1/23[1]	37,026,935	37,489,772
Ineos Styrolution US Holding LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.902%, 3/29/24[1]	20,144,513	20,220,054
Ineos US Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 3.743%, 3/31/22[1]	17,387,449	17,528,722
Tranche B, 3.743%, 4/1/24[1]	17,945,025	18,076,813
MacDermid, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B6, 4.00%, 6/7/23[1]	11,635,000	11,716,445
OCI Beaumont LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 8.025%, 8/20/19[1]	18,559,819	19,139,814
Road Infrastructure Investment LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 6/13/23[1]	12,457,400	12,525,916
Royal Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.397%, 6/20/22[1]	13,063,438	13,181,008
Solenis International LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.25%-4.274%, 7/31/21[1]	6,812,449	6,843,848
Tronox Pigments BV, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.647%, 3/19/20[1]	54,373,899	54,726,895
Univar USA, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.732%, 7/1/22[1]	62,694,052	62,944,829
Versum Materials, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.647%, 9/29/23[1]	24,457,100	24,788,298
		408,216,767

Construction Materials—1.5%
American Builders & Contractors Supply Co., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.402%- 3.743%, 10/31/23[1]	14,885,000	14,996,210
Continental Building Products Operating Co. LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.647%, 8/18/23[1]	28,989,684	29,225,225
CPG International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.897%, 9/30/20[1]	15,758,258	15,891,226
HD Supply, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B1, 3.897%, 8/13/21[1]	30,300,129	30,536,863
Tranche B2, 3.897%, 10/17/23[1]	23,571,550	23,755,715
Installed Building Products, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.00%, 3/30/24[1]	6,715,000	6,752,772

16 OPPENHEIMER SENIOR FLOATING RATE FUND

	Principal Amount	Value
Construction Materials (Continued)
Quikrete Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.243%, 11/15/23[1]	$59,321,325	$59,828,048
Realogy Group LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.242%, 7/20/22[1]	21,680,417	21,864,700
VC GB Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.75%, 2/28/24[1]	20,915,000	21,071,863
		223,922,622

Containers & Packaging—2.1%
Berry Plastics Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche I, 3.493%-3.524%, 10/1/22[1]	20,879,903	21,043,747
Tranche J, 3.524%, 1/19/24[1]	8,695,000	8,762,247
Tranche K, 3.239%, 2/8/20[1]	24,855,000	25,036,765
Tranche L, 3.239%, 1/6/21[1]	28,830,000	29,039,479
BWAY Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.233%, 4/3/24[1]	37,640,000	37,525,725
Consolidated Container Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.00%, 7/3/19[1]	14,466,520	14,475,562
Exopack/Coveris Holdings SA, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.647%, 5/8/19[1]	17,396,796	17,472,906
KIK Custom Products, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.653%, 8/26/22[1]	8,865,409	8,974,010
Kloeckner Pentaplast of America, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.397%, 4/28/20[1]	58,976,054	59,558,443
Reynolds Group Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.993%, 2/5/23[1]	48,744,282	49,041,476
SIG Combibloc US Acquisition, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.00%, 3/11/22[1]	34,923,255	35,165,762
		306,096,122

Metals & Mining—1.8%
Murray Energy Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B2, 8.397%, 4/16/20[1]	180,731,690	174,051,124
Tranche B3, 8.897%, 4/17/20[1]	66,262,524	64,688,789
Peabody Energy Corp., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, 5.50%, 3/31/22[1]	34,975,000	35,135,290
		273,875,203

Paper & Forest Products—0.2%
Signode Industrial Group US, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.75%-3.897%, 5/1/21[1]	30,611,760	30,917,510

Telecommunication Services—4.8%
Diversified Telecommunication Services—4.8%
Cincinnati Bell, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.00%, 9/10/20[1]	27,283,314	27,524,880
Consolidated Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan: Tranche B, 4.00%, 10/5/23[1]	16,959,775	17,103,933

17 OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Diversified Telecommunication Services (Continued)
Consolidated Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan: (Continued)
Tranche B2, 4.00%, 10/5/23[1]	$31,080,000	$31,344,180
FairPoint Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.50%, 2/14/19[1]	45,243,398	45,526,169
Global Tel*Link Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.00%, 5/23/20[1]	45,868,638	45,868,638
Global Tel*Link Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.00%, 11/23/20[1]	22,000,000	21,945,000
IPC Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.672%, 8/6/21[1]	47,178,180	44,524,407
IPC Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10.672%, 2/4/22[1]	28,090,000	24,087,175
Level 3 Financing, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.241%, 2/22/24[1]	35,765,000	35,925,942
LTS Buyer LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.397%, 4/13/20[1]	112,288,095	112,849,535
SBA Senior Finance II LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.25%, 3/24/21[1]	22,202,923	22,366,004
SBA Senior Finance II LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.25%, 6/10/22[1]	17,759,810	17,839,995
Sprint Communications, Inc.,Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.50%, 2/2/24[1]	121,765,000	122,005,973
US TelePacific Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.00%, 11/25/20[1]	26,497,310	26,586,738
West Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B12, 3.493%, 6/17/23[1]	42,996,637	43,136,376
Windstream Services LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B6, 5.00%, 3/29/21[1]	26,881,583	27,189,593
Zayo Group LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.50%, 1/19/24[1]	51,347,177	51,700,189
		717,524,727

Utilities—3.3%
Electric Utilities—3.3%
Calpine Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B5, 3.90%, 1/15/24[1]	22,992,987	23,100,778
Tranche B7, 3.90%, 5/31/23[1]	5,159,110	5,184,905
Tranche B8, 2.75%, 12/31/19[1]	11,930,000	11,958,763
Dayton Power & Light Co. (The), Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 8/24/22[1]	25,600,838	25,851,521
Dynegy, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche C, 4.25%, 2/7/24[1]	55,129,000	55,180,876
EFS Cogen Holdings I LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.65%, 6/28/23[1]	21,316,880	21,503,403
Helix Gen Funding LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.803%, 3/8/24[1]	28,895,000	29,263,411
InterGen NV, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.65%, 6/12/20[1]	38,500,000	38,475,938
MRP Generation Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 8.147%, 10/18/22[1]	9,343,050	9,296,335

18 OPPENHEIMER SENIOR FLOATING RATE FUND

	Principal Amount	Value
Electric Utilities (Continued)
NRG Energy, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.243%, 6/30/23[1]	$112,331,031	$112,951,210
Sandy Creek Energy Associates LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.147%, 11/9/20[1]	56,440,069	40,354,650
Talen Energy Supply LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.027%, 7/6/23[1]	52,214,138	51,996,561
Vistra Operations Co. LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 3.743%, 8/4/23[1]	51,957,591	51,908,907
Tranche C, 3.743%, 8/4/23[1]	11,879,676	11,868,545
		488,895,803
Total Corporate Loans (Cost $13,846,992,566)		13,802,978,751

Corporate Bonds and Notes—0.5%
Altice US Finance I Corp., 5.50% Sr. Sec. Nts., 5/15/26[5]	35,433,000	36,717,446
Erickson Air-Crane, Inc., 6% Sub. Nts., 11/2/20[2]	1,803,397	2
Peabody Energy Corp., 6.375% Sr. Sec. Nts., 3/31/25[5]	22,360,000	22,835,150
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/ Reynolds Group Issuer Luxembourg, 4.658% Sr. Sec. Nts., 7/15/21[1,5]	9,924,000	10,172,100
Total Corporate Bonds and Notes (Cost $69,552,735)		69,724,698

	Shares
Common Stocks—2.0%
Arch Coal, Inc., Cl. A6,7	2,931,034	205,875,828
Aretec Group, Inc.[6,7]	700,132	9,801,848
Everyware Global, Inc.[6,7]	1,397,654	10,482,405
ION Media Networks, Inc.[6]	35,695	11,458,095
Larchmont Resources LLC[6]	8,017	2,705,835
Mach Gen LLC[6]	313,469	862,040
Media General, Inc.[6,8]	6,554,344	11,142,385
Millennium Corporate Claim Litigation Trust[6,7]	70,485	705
Millennium Lender Claim Litigation Trust[6,7]	140,969	1,410
New Millennium Holdco, Inc.[6,7]	1,431,369	14,314
Nexstar Media Group, Inc., Cl. A	514,230	35,481,870
Quicksilver Resources, Inc.[6,7]	145,955,000	3,079,650
Sabine Oil[6]	17,596	598,264
Templar Energy, Cl. A6,7	1,799,429	14,282,965
Total Common Stocks (Cost $367,186,871)		305,787,614

	Units
Rights, Warrants and Certificates—0.0%
Sabine Oil Tranche 1 Wts., Strike Price $4.49, Exp. 8/11/26[6]	55,793	306,861
Sabine Oil Tranche 2 Wts., Strike Price $2.72, Exp. 8/11/26[6]	9,937	44,717
Total Rights, Warrants and Certificates (Cost $5,853,811)		351,578

19 OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Investment Company—11.1%
Oppenheimer Institutional Government Money Market Fund, Cl. E, 0.71%[7,9] (Cost $1,660,133,048)	1,660,133,048	$1,660,133,048
Total Investments, at Value (Cost $15,949,719,031)	105.7%	15,838,975,689
Net Other Assets (Liabilities)	(5.7)	(853,287,574)
Net Assets	100.0%	$14,985,688,115

Footnotes to Statement of Investments

1. Represents the current interest rate for a variable or increasing rate security.

2. This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the contractual interest rate. See Note 4 of the accompanying Notes.

3. Subject to a forbearance agreement. Rate shown is the contractual interest rate. See Note 4 of the accompanying Notes.

4. Interest or dividend is paid-in-kind, when applicable.

5. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $69,724,696 or 0.47% of the Fund’s net assets at period end.

6. Non-income producing security.

7. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares / Principal July 31, 2016	Gross Additions		Gross Reductions	Shares / Principal April 30, 2017
Alpha Media Group, Inc.	8,587	—		8,587	—
Alpha Media Group, Inc., Preferred	1,145	—		1,145	—
Alpha Media Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.05%, 7/15/17	35,281,832	—		35,281,832	—
Arch Coal, Inc., Cl. A	—	2,931,034	[a]	—	2,931,034
Aretec Group, Inc.	597,369	102,763		—	700,132
Everyware Global, Inc.	1,397,654	—		—	1,397,654
Media General, Inc.	6,799,344	—		6,799,344	—
Media General, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4%, 7/30/20	46,308,270	—		46,308,270	—
Millennium Corporate Claim
Litigation Trust	70,485	—		—	70,485
Millennium Lender Claim Litigation
Trust	140,969	—		—	140,969
New Millennium Holdco, Inc.	1,431,369	—		—	1,431,369
Oppenheimer Institutional Government Money Market Fund, Cl. Eb	502,428,171	4,331,075,870		3,173,370,993	1,660,133,048
Quicksilver Resources, Inc.	—	145,955,000	[a]	—	145,955,000
Templar Energy, Cl. A	—	1,799,429	[a]	—	1,799,429

	Value	Income	Realized Gain (Loss)
Alpha Media Group, Inc.	$—	$—	$—
Alpha Media Group, Inc., Preferred	—	—	—

20 OPPENHEIMER SENIOR FLOATING RATE FUND

Footnotes to Statement of Investments (Continued)

	Value	Income	Realized Gain (Loss)
Alpha Media Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.05%, 7/15/17	$—	$—	$(12,503,378)
Arch Coal, Inc., Cl. A	205,875,828	—	—
Aretec Group, Inc.	9,801,848	—	—
Everyware Global, Inc.	10,482,405	—	—
Media General, Inc.	—	—	86,228,271
Media General, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4%, 7/30/20	—	—	546,588
Millennium Corporate Claim Litigation Trust	705	—	—
Millennium Lender Claim Litigation Trust	1,410	—	—
New Millennium Holdco, Inc.	14,314	—	—
Oppenheimer Institutional Government Money Market Fund, Cl. Eb	1,660,133,048	5,415,709	—
Quicksilver Resources, Inc.	3,079,650	—	—
Templar Energy, Cl. A	14,282,965	—	—
Total	$1,903,672,173	$5,415,709	$74,271,481

            a. All or a portion is the result of a corporate action.

            b. Prior to September 28, 2016, this fund was named Oppenheimer Institutional Money Market Fund.

8. Security received as the result of issuer reorganization.

9. Rate shown is the 7-day yield at period end.

21 OPPENHEIMER SENIOR FLOATING RATE FUND

NOTES TO STATEMENT OF INVESTMENTS April 30, 2017 Unaudited

1. Organization

Oppenheimer Senior Floating Rate Fund (the “Fund”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end diversified management investment company. The Fund’s investment objective is to seek income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1) Value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close as described in Note 3.

(2) Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

3. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued primarily using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or broker-dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Equity securities traded on a securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the official closing price on the principal exchange on which the security is traded, as identified by the Manager, prior to the time when the Fund’s assets are valued. If the official closing price is unavailable, the security is valued at the last sale price on the principal exchange on which it is traded, or if no sales

22 OPPENHEIMER SENIOR FLOATING RATE FUND

3. Securities Valuation (Continued)

occurred, the security is valued at the mean between the quoted bid and asked prices. Over-the-counter equity securities are valued at the last published sale price, or if no sales occurred, at the mean between the quoted bid and asked prices. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the time when the Fund’s assets are valued.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, short-term notes, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the bid and asked prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices. Standard inputs generally considered by third-party pricing vendors include reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, as well as other appropriate factors.

Loans are valued at the mean between the bid and asked prices utilizing evaluated prices obtained from third party pricing services or broker-dealers. Standard inputs generally considered by third-party pricing vendors include information obtained from market participants regarding broker-dealer price quotations.

Securities for which market quotations are not readily available or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager regularly compares prior day prices and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation

23 OPPENHEIMER SENIOR FLOATING RATE FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end.

These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in investment companies which are publicly offered as Level 1. Investment companies that are not publicly offered, if any, are measured using net asset value and are classified as Level 2 in the fair value hierarchy.

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Assets Table
Investments, at Value:
Corporate Loans	$—	$13,711,732,545	$91,246,206	$13,802,978,751
Corporate Bonds and Notes	—	69,724,698	—	69,724,698
Common Stocks	241,357,698	39,393,337	25,036,579	305,787,614
Rights, Warrants and Certificates	—	351,578	—	351,578
Investment Company	1,660,133,048	—	—	1,660,133,048

Total Assets	$1,901,490,746	$13,821,202,158	$116,282,785	$15,838,975,689

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

The table below shows the transfers between Level 2 and Level 3. The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

24 OPPENHEIMER SENIOR FLOATING RATE FUND

3. Securities Valuation (Continued)

	Transfers out of Level 2*	Transfers into Level 3*

Assets Table
Investments, at Value:
Corporate Loans	$(83,711,907)	$83,711,907
Common Stocks	(16,335,829)	16,335,829

Total Assets	$(100,047,736)	$100,047,736

*Transferred from Level 2 to Level 3 because of the lack of observable market data due to a decrease in market activity for these securities.

4. Investments and Risks

Investments in Affiliated Funds. The Fund is permitted to invest in other mutual funds advised by the Manager (“Affiliated Funds”). Affiliated Funds are open-end management investment companies registered under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Affiliated Funds. When applicable, the Fund’s investments in Affiliated Funds are included in the Statement of Investments. Shares of Affiliated Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Affiliated Funds’ expenses, including their management fee. The Manager will waive fees and/ or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Affiliated Funds.

Each of the Affiliated Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Affiliated Fund than in another, the Fund will have greater exposure to the risks of that Affiliated Fund.

Investments in Money Market Instruments. The Fund is permitted to invest its free cash balances in money market instruments to provide liquidity or for defensive purposes. The Fund may invest in money market instruments by investing in Class E shares of Oppenheimer Institutional Government Money Market Fund (“IGMMF”), formerly known as Oppenheimer Institutional Money Market Fund, which is an Affiliated Fund. IGMMF is regulated as a money market fund under the 1940 Act, as amended. The Fund may also invest in money market instruments directly or in other affiliated or unaffiliated money market funds.

Senior Loans. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in floating rate Senior Loans made to U.S. and foreign borrowers that are corporations, partnerships or other business entities. The Fund will do so either as an original lender or as a purchaser of a loan assignment or a participation interest in a loan. While most of these loans will be collateralized, the Fund can also under normal market conditions invest up to 10% of its net assets (plus borrowings for investment purposes) in uncollateralized floating rate Senior Loans. Senior Loans are often

25 OPPENHEIMER SENIOR FLOATING RATE FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Investments and Risks (Continued)

issued in connection with recapitalizations, acquisitions, leveraged buyouts, and refinancing of borrowers. The Senior Loans pay interest at rates that float above (or are adjusted periodically based on) a benchmark that reflects current interest rates. Senior Loans generally are not listed on any national securities exchange or automated quotation system and no active trading market exists for some Senior Loans. As a result, some Senior Loans are illiquid, which may make it difficult for the Fund to value them or dispose of them at an acceptable price when necessary. To the extent that a secondary market does exist for certain Senior Loans, the market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.

At period end, securities with an aggregate market value of $13,802,978,751, representing 92.1% of the Fund’s net assets were comprised of Senior Loans.

Securities on a When-Issued or Delayed Delivery Basis. The Fund purchases and sells interests in Senior Loans and other portfolio securities on a “when issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.

The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

Credit Risk. Senior loans are subject to credit risk. Credit risk relates to the ability of the

26 OPPENHEIMER SENIOR FLOATING RATE FUND

4. Investments and Risks (Continued)

borrower under a senior loan to make interest and principal payments as they become due. The Fund’s investments in senior loans are subject to risk of missing an interest payment.

Information concerning securities not accruing income at period end is as follows:

Cost	$330,043,284
Market Value	$288,864,599
Market Value as % of Net Assets	1.93%

The Fund has entered into forbearance agreements with certain obligors under which the Fund has agreed to temporarily forego receipt of the original principal or coupon interest rates. At period end, securities with an aggregate market value of $73,328,800, representing 0.49% of the Fund’s net assets, were subject to these forbearance agreements.

5. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period

27 OPPENHEIMER SENIOR FLOATING RATE FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

5. Market Risk Factors (Continued)

typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

6. Borrowings and Other Financing

Loan Commitments. Pursuant to the terms of certain credit agreements, the Fund has unfunded loan commitments of $1,807,393 at period end. The Fund generally will maintain with its custodian, liquid investments having an aggregate value at least equal to the par value of unfunded loan commitments. At period end, these commitments have a market value of $1,821,698 and have been included as Corporate Loans in the Statement of Investments.

7. Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes at period end are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$15,949,719,031

Gross unrealized appreciation	$338,377,129
Gross unrealized depreciation	(449,120,471)

Net unrealized depreciation	$(110,743,342)

28 OPPENHEIMER SENIOR FLOATING RATE FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 4/30/2017, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Senior Floating Rate Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	6/16/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	6/16/2017

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	6/16/2017